General and administrative expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
General and administrative expenses
Note 8. General and administrative expenses

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Salaries and payroll taxes	27,178	20,242	8,882
Share-based payments	16,576	10,592	10,494
Fees and compensation for services	9,848	7,412	6,466
Employee benefits	3,360	2,124	4,984
Institutional promotion and advertising	2,066	2,237	1,215
Taxes, rates and contributions	1,859	1,311	740
Other	2,939	1,940	1,137

Total general and administrative expenses	63,826	45,858	33,918